Borrowed Funds - Summary of Junior Subordinated Debt (Parenthetical) (Detail) - Junior subordinated debt	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
3 month LIBOR plus 2.85%, due 2033
Debt Instrument [Line Items]
Debt instrument, interest rate	2.85%	2.85%	2.85%
Debt instrument maturity year	2033	2033	2033
3 month LIBOR plus 2.95%, due 2033
Debt Instrument [Line Items]
Debt instrument, interest rate	2.95%	2.95%	2.95%
Debt instrument maturity year	2033	2033	2033
3 month LIBOR plus 1.75%, due 2037
Debt Instrument [Line Items]
Debt instrument, interest rate	1.75%	1.75%	1.75%
Debt instrument maturity year	2037	2037	2037